Vessel Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Vessel Operating Expenses
Crew costs	$ 25,824,142	$ 23,283,420	$ 27,617,203
Insurances	3,273,552	3,084,189	3,332,394
Stores	1,874,962	1,566,555	1,206,306
Spares	2,556,623	1,382,223	1,450,609
Repairs and surveys	2,188,650	1,826,758	2,153,673
Flag expenses	643,661	531,871	417,241
Lubricants	3,250,710	2,466,943	2,282,815
Telecommunication expenses	450,040	195,605	280,936
Miscellaneous expenses	1,679,945	1,402,896	1,954,820
Total	$ 41,742,285	$ 35,740,460	$ 40,695,997